Stockholders' Equity (Details 7) - 2017 Omnibus Incentive Plan (Options) [Member] - USD ($) shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number
Beginning balance	1,374
Granted	1,034	911
Shares modified to options		663
Exercised
Expired		(8)
Forfeited	(538)	(192)
Ending balance	1,870	1,374
Intrinsic value of options
Weighted Average Remaining Contractual Life (Years)	9 years 2 months 12 days
Weighted Average Exercise Price
Beginning balance	$ 2.76
Granted	0.93	2.44
Shares modified to options		3.00
Ending balance	$ 1.54	$ 2.76